Reserves - MEP Shares (Details)	12 Months Ended
	Jun. 30, 2024 USD ($) shares	Jun. 30, 2021 AUD ($) shares	Dec. 18, 2023 $ / shares shares	Jun. 30, 2021 USD ($)	Jun. 30, 2021 AUD ($)
Disclosure of reserves within equity [line items]
Number of shares issued through reorganisation (in shares) | shares	21,137,033
Ordinary shares per MEP, conversion rate (in shares) | shares	26,453
Additional ordinary shares per MEP, (in shares) | shares	10,581
Share-based payment transaction, additional value expensed	$ 600,000
Treasury shares, carrying value	$ 0
Ordinary share, fair value (in dollars per share) | $ / shares			$ 11.99
Disposal restriction period	12 months
Expense from share-based payment transactions	$ 1,700,000
Issued to MEP Shareholders | MEP Shareholders
Disclosure of reserves within equity [line items]
Number of shares issued through reorganisation (in shares) | shares	2,036,900
Management Equity Plan
Disclosure of reserves within equity [line items]
Plan pool limit (in shares)				$ 100
Number of shares issued during the period (in shares) | shares	75	80
Fair value of shares issued during the period (in dollars per share)					$ 70
Cash paid by employees and contractors (in dollars per share)					$ 10
Number of shares cancelled following the consummation of the capital reorganisation (in shares) | shares			5
MEP shares qualifying for additional ordinary shares (in shares) | shares	5
Management Equity Plan | Maximum
Disclosure of reserves within equity [line items]
Management's percentage share of exit proceeds				0.25	0.25
Sale price		$ 10,000,000
Management Equity Plan | Minimum
Disclosure of reserves within equity [line items]
Management's percentage share of exit proceeds				0.3333	0.3333
Sale price		$ 10,000,000